CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Cash flows from operating activities:
Net income	$ 3,287	$ 2,947
Adjustments to reconcile net income to net cash provided in operating activities:
Depreciation	655	639
Premium amortization	3,239	2,096
Provision for loan losses	379	416
Writedowns of other real estate owned	41	266
(Gain) loss on sale of other real estate owned	(7)	8
Sale of loans held-for-sale	107,432	91,007
Originations of loans held-for-sale	(100,303)	(95,967)
Amortization of intangibles	128	153
(Gain) loss on sale of securities	(152)	62
Loss on early extinguishment of debt	141	121
Other-than-temporary-impairment on securities		200
Net decrease in fair value option instruments and derivatives	2	57
Writedown of land	109
Decrease in other assets	1,572	1,628
Increase (decrease) in other liabilities	1,541	(529)
Net cash provided in operating activities	18,064	3,104
Cash flows from investing activities:
Purchase of investment securities available-for-sale and other investments	(80,972)	(89,195)
Maturity of investment securities available-for-sale	40,653	29,017
Proceeds from sale of securities available-for-sale	6,306	49,540
Proceeds from sale of other investments	257	1,208
Increase in loans	(14,744)	(1,698)
Proceeds from sale of other real estate owned	1,476	3,487
Purchase of property and equipment	(682)	(452)
Net cash used in investing activities	(47,706)	(8,093)
Cash flows from financing activities:
Increase in deposit accounts	33,615	9,879
Increase in securities sold under agreements to repurchase	1,176	2,036
Advances from the FHLB	16,500	1,500
Repayment of advances FHLB	(18,655)	(6,992)
Proceeds from sale Common Stock		13,792
Redemption of Preferred Stock		(10,535)
Dividends paid: Common Stock	(832)	(397)
Preferred Stock		(475)
Dividend reinvestment plan	80	68
Net cash provided from financing activities	31,884	8,876
Net increase in cash and cash equivalents	2,242	3,887
Cash and cash equivalents at beginning of period	18,708	16,492
Cash and cash equivalents at end of period	20,950	20,379
Cash paid during the period for:
Interest	3,212	4,645
Non-cash investing and financing activities:
Unrealized gain (loss) on securities	(4,036)	960
Transfer of loans to foreclosed property	$ 1,135	$ 1,980